INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Investments and other financial assets [Abstract]
Disclosure of investments

	At December 31,
	2020	2019
	(€ thousand)
Investments accounted for using the equity method	34,663	30,012
Other securities and financial assets	8,178	8,704
Total investments and other financial assets	42,841	38,716
Changes in the carrying amount of the investment were as follows:

(€ thousand)
Balance at January 1, 2019	25,972
Proportionate share of net profit for the year ended December 31, 2019	4,043
Proportionate share of remeasurement of defined benefit plans	(3)
Balance at December 31, 2019	30,012
Proportionate share of net profit for the year ended December 31, 2020	4,647
Proportionate share of remeasurement of defined benefit plans	4
Balance at December 31, 2020	34,663
Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2020 and 2019 is presented below:

	At December 31,
	2020	2019
	(€ thousand)
Assets
Non-current assets	3,390	2,436
Receivables from financing activities	782,880	660,883
Other current assets	4,130	8,565
Cash and cash equivalents	5,406	6,471
Total assets	795,806	678,355

Equity and liabilities
Equity	67,352	58,049
Debt	653,748	604,643
Other liabilities	74,706	15,663
Total equity and liabilities	795,806	678,355

	For the year ended December 31,
	2020	2019	2018
	(€ thousand)
Net revenues	37,764	34,680	29,446
Cost of sales	14,864	15,655	12,183
Selling, general and administrative costs	8,494	8,892	8,720
Other expenses/(income), net	1,213	(963)	239
Profit before taxes	13,193	11,096	8,304
Income tax expense	3,898	3,010	2,974
Net profit	9,295	8,086	5,330